CASH AND CASH EQUIVALENTS (Details) - RUB (₽) ₽ in Millions	Mar. 29, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH AND CASH EQUIVALENTS
Total cash and cash equivalents	₽ 4,700	₽ 4,110	₽ 2,419	₽ 449	₽ 148
Certain Cypriot bank
CASH AND CASH EQUIVALENTS
Cash at banks		682
Cost
CASH AND CASH EQUIVALENTS
Cash at banks		1,402	1,998
Short-term deposits		2,710	435
Allowance for expected credit losses
CASH AND CASH EQUIVALENTS
Total cash and cash equivalents		₽ (2)	₽ (14)